Cash and Cash Equivalents - Addition Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Deposits in margin accounts guarantees several obligations	$ 27	$ 21